11. What Services Does Scudder Provide?

      As a shareholder, you'll enjoy:

      o professional service from representatives who can answer your questions and execute your transactions

      o automated toll-free touchtone access to account information, share prices and yields, and to perform transactions

      o  Scudder's  quarterly  shareholder  newsletter,  At the Helm

      o  regular, informative reports about the performance of your Fund







Scudder wants you to make informed investment decisions. This Fund Profile contains key information about Scudder Value Fund. More details appear in the Fund's accompanying prospectus. Please read it carefully before you invest. If you have any questions, please call 1-800-225-2470.


103-9-105





Scudder
Value
Fund


Fund Profile
October 1, 1995

Scudder Value Fund


   1. What Is The Fund's Objective?


                      Scudder Value Fund seeks long-term growth of capital.

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   2. What Does The Fund Invest In?


                      The Fund invests in stocks that Scudder believes are undervalued and have the potential to increase in value over time.


                      o At least 80% of the Fund's assets are invested in common stocks, preferred stocks, and securities that may be converted into common stocks. While the Fund focuses on the stocks of medium- and large-sized U.S. companies, the stocks of similar foreign companies may also be considered.


                      o Scudder's value approach to stock investing begins with extensive analysis of securities through technologically-supported proprietary research. The Fund seeks to identify those stocks that in the opinion of Scudder: 1) are undervalued in the marketplace relative to expected future earnings and dividends and
                         2) present attractive valuations relative to other securities.

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   3. What Are The Risks Of Investing In The Fund?


                      Investment in undervalued stocks carries the risk that their prices may not rise to a level reflective of Scudder's valuation. In addition, movements of the stock market will affect the Fund's share price, which may vary from day to day. Other risk factors are that the value of your investment may decline as a result of declines in the overall stock market or in the types of securities held in the Fund, and that in rising markets the types of stocks emphasized in Scudder Value Fund may underperform other sectors of the stock market.

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   4. For Whom Is This Fund Appropriate?


                      You may wish to consider this Fund if you are seeking capital growth and:


                      o  plan to hold your investment for several years,


                      o  can tolerate fluctuations in share price,


                      o have or plan to have other investments for the benefit of diversification, and


                      o  understand the risks of stock market investing.

   5. What Are The Fund's Expenses And Fees?


                      There are two kinds of expenses that a shareholder may incur, directly or indirectly, by investing in a mutual fund. These types of expenses, as they relate to Scudder Value Fund, are:

 Shareholder transaction expenses -- fees charged         Annual Fund operating expenses
 directly to your account for various transactions.       (after expense maintenance) --
                                                          fees  paid by the Fund  before  it  distributes  its net
                                                          investment  income,  expressed  as a  percentage  of the
                                                          Fund's  average daily net assets.  Figures below are for
 Sales Commission                        None             the fiscal year ended  September 30, 1994,  during which
                                                          Scudder maintained the total annualized  expenses of the
 Commissions to Reinvest                                  Fund  at not  more  than  1.25%  of  average  daily  net
   Dividends                             None             assets.  Had  Scudder not done so,  expenses  would have
                                                          amounted to 1.61%,  including 0.70% for management fees.
 Redemption Fee                          None             Scudder will continue  this expense maintenance until
                                                          January 31, 1996.
 Exchange Fee                            None

                                                          Investment management fee              0.34%

                                                          12b-1 fees                             None

                                                          Other expenses                         0.91%

                                                          Total Fund operating expenses          1.25%




 Example:  Assuming a 5% annual return and                One Year                                 $13
 redemption atthe end of each period,  the
 total expenses  relating to                              Three Years                              $40
 a $1,000 investment would be:
                                                          Five Years                               $69

                                                          Ten Years                               $151



                      This example assumes reinvestment of all dividends and distributions and that the total Fund operating expenses listed above remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown. Please note that there is a $5 service fee if you request redemption proceeds via wire.

   6. How Has The Fund Performed Historically?


                      This chart shows how the Fund has performed since it commenced operations on December 31, 1992, assuming reinvestment of all distributions. Performance is historical and may not be indicative of future results. Total return and principal value will fluctuate.

Total returns for years ended December 31:

     1993       11.60%
     1994        1.65%


The Fund's Average Annual Total Return
for the period ended September 30, 1995
One Year          23.62%
Life of Fund      13.15%

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   7. Who Manages The Fund?


                      The Fund's investment adviser is Scudder, Stevens & Clark,
                      Inc.,  a  leading  provider  of  U.S.  and   international
                      investment management for clients throughout the world.

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   8. How Can I Invest?


                      To make it easy for you to open an account, you may invest by mail, phone, fax, or in person. The minimum initial investment is only $1,000. Thereafter, additional investments may be made for as little as $100. You may also exchange shares free of charge within the Scudder Family of Funds.

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   9. How Can I Redeem Shares?


                      You may redeem shares at the current share price on any business day by telephone, fax, or mail.

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  10. When Are Distributions Made?


                      The Fund typically makes distributions in November or December. You may elect to receive distributions in cash or have them reinvested in additional shares of the Fund.